UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of October 31, 2015 (Unaudited)

AEW Real Estate Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets

Lodging – 2.2%
102,700	Extended Stay America, Inc.	$1,971,840
125,900	Hilton Worldwide Holdings, Inc.	3,146,241

		5,118,081

Real Estate – 3.9%
74,100	Alexander & Baldwin, Inc.	2,796,534
70,600	American Homes 4 Rent, Class A	1,164,900
219,100	Forest City Enterprises, Inc., Class A(b)	4,842,110

		8,803,544

Real Estate Investment Trusts – 92.6%

	REITs - Apartments – 16.0%
79,200	American Campus Communities, Inc.	3,213,144
68,000	AvalonBay Communities, Inc.	11,888,440
69,900	Camden Property Trust	5,157,921
209,200	Equity Residential	16,175,344

		36,434,849

	REITs - Diversified – 7.0%
81,000	American Assets Trust, Inc.	3,414,960
135,800	DuPont Fabros Technology, Inc.	4,357,822
146,400	Gramercy Property Trust, Inc.	3,320,352
107,800	STORE Capital Corp.	2,443,826
24,200	Vornado Realty Trust	2,433,310

		15,970,270

	REITs - Health Care – 9.2%
77,106	HCP, Inc.	2,868,343
154,300	Ventas, Inc.	8,288,996
152,400	Welltower, Inc.	9,886,188

		21,043,527

	REITs - Hotels – 4.2%
100,900	Chatham Lodging Trust	2,309,601
265,500	Host Hotels & Resorts, Inc.	4,601,115
110,100	RLJ Lodging Trust	2,762,409

		9,673,125

	REITs - Manufactured Homes – 2.0%
73,700	Equity Lifestyle Properties, Inc.	4,457,376

	REITs - Office Property – 13.2%
107,600	BioMed Realty Trust, Inc.	2,518,916
96,600	Boston Properties, Inc.	12,157,110
88,300	Douglas Emmett, Inc.	2,697,565
141,300	Empire State Realty Trust, Inc., Class A	2,517,966
231,600	Paramount Group, Inc.	4,115,532
319,600	Piedmont Office Realty Trust, Inc., Class A	6,193,848

		30,200,937

Shares	Description	Value (†)
Common Stocks – continued

Real Estate Investment Trusts – continued

	REITs - Regional Malls – 17.4%
53,400	Macerich Co. (The)	$4,525,116
127,200	Simon Property Group, Inc.	25,625,712
97,300	Tanger Factory Outlet Centers, Inc.	3,400,635
79,900	Taubman Centers, Inc.	6,150,702

		39,702,165

	REITs - Shopping Centers – 7.6%
122,000	Acadia Realty Trust	4,012,580
257,300	DDR Corp.	4,322,640
46,300	Federal Realty Investment Trust	6,643,587
131,600	Retail Opportunity Investments Corp.	2,385,908

		17,364,715

	REITs - Storage – 9.6%
190,800	CubeSmart	5,308,056
36,000	Extra Space Storage, Inc.	2,852,640
59,600	Public Storage	13,675,816

		21,836,512

	REITs - Warehouse/Industrials – 6.4%
267,500	ProLogis, Inc.	11,430,275
213,200	Rexford Industrial Realty, Inc.	3,229,980

		14,660,255

	Total Real Estate Investment Trusts	211,343,731

	Total Common Stocks (Identified Cost $184,506,288)	225,265,356

Principal Amount
Short-Term Investments – 1.5%
$3,564,938	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 10/30/2015 at 0.010% to be repurchased at $3,564,941 on 11/02/2015 collateralized by $3,530,000 U.S. Treasury Bond, 2.125% due 1/31/2021 valued at $3,637,902 including accrued interest(c) (Identified Cost $3,564,938)	3,564,938

	Total Investments – 100.2% (Identified Cost $188,071,226)(a)	228,830,294
	Other Assets Less Liabilities – (0.2)%	(561,489)

	Net Assets – 100.0%	$228,268,805

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At October 31, 2015, the net unrealized appreciation on investments based on a cost of $188,071,226 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$42,726,862
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(1,967,794)

Net unrealized appreciation	$40,759,068

At January 31, 2015, late-year ordinary and post-October capital loss deferrals were $17,592. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of October 31, 2015, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2015, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$225,265,356	$—	$—	$225,265,356
Short-Term Investments	—	3,564,938	—	3,564,938

Total	$225,265,356	$3,564,938	$—	$228,830,294

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended October 31, 2015, there were no transfers among Levels 1, 2 and 3.

Industry Summary at October 31, 2015 (Unaudited)

REITs - Regional Malls	17.4%
REITs - Apartments	16.0
REITs - Office Property	13.2
REITs - Storage	9.6
REITs - Health Care	9.2
REITs - Shopping Centers	7.6
REITs - Diversified	7.0
REITs - Warehouse/Industrials	6.4
REITs - Hotels	4.2
Real Estate	3.9
Lodging	2.2
REITs - Manufactured Homes	2.0
Short-Term Investments	1.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Natixis Funds Trust IV

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	December 17, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	December 17, 2015